MoA Equity Index Fund Expense Example - MoA Equity Index Fund - MOA Equity Index Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	44
Expense Example, with Redemption, 5 Years	77
Expense Example, with Redemption, 10 Years	$ 176